EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Prospectus dated August 28, 2019 (as revised November 25, 2019) and filed with the Securities and Exchange Commission on November 25, 2019 under Rule 497(e) (SEC Accession No. (0001104659-19-066717)) for the Baillie Gifford Multi Asset Fund, a series of Baillie Gifford Funds.

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.
Risk/return summary of the Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)